Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	482,948	2,991,066
Weighted-average exercise price	$ 153.89	$ 132.29